Note 1 - Reporting Entity	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of notes and other explanatory information [text block]
1.	Reporting entity

VivoPower International PLC (“VivoPower” or the “Company”) is a public company limited by shares and incorporated under the laws of England and Wales and domiciled in the United Kingdom. The address of the Company's registered office is The Scalpel,
18th
Floor,
52
Lime Street, London
EC3M
7AF,
United Kingdom.

In
July 2019,
the Board of Directors of the Company adopted a resolution to change the Company's fiscal year end from
March 31
to
June 30,
commencing
June 30, 2019.
Moving forward, this allows the Company to align reporting periods with all of its Australian operations and majority shareholder, AWN Holdings Limited (formerly Arowana International Limited). Accordingly, comparative information in these consolidated financial statements refer to the three
months ended
June 30, 2019
and the year ended
March 31, 2018.
Any amounts shown as at and for the year ended
June 30, 2019
are unaudited.

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries (together referred to as the ‘Group' and individually as ‘Group entities'). The ultimate parent company into which these results are consolidated is AWN Holdings Limited (formerly Arowana International Limited).